Goodwill (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Impairment of goodwill	$ 0	$ 454,935,000	$ 0
Goodwill	$ 2,194,358,000	$ 2,194,324,000	$ 2,649,281,000
Bigo Reporting Unit
Goodwill
Fair value in excess of goodwill carrying amount, percentage	6.00%	3.00%	3.00%
Shopline Reporting Unit
Goodwill
Fair value in excess of goodwill carrying amount, percentage	3.00%		1.00%
Impairment of goodwill	$ 0	$ 370,010,000
Other Reporting Unit
Goodwill
Impairment of goodwill		84,925,000
Goodwill		340,103,000
Bigo
Goodwill
Impairment of goodwill	0	0
Goodwill	$ 1,854,221,000	$ 1,854,221,000	$ 1,854,221,000